CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Sep. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common shares, par value (in eur per share)	€ 0.01	€ 0.01
Special voting shares, shares outstanding (in shares)	388,737,192	388,906,690
Common shares, shares outstanding (in shares)	1,353,816,734	1,363,592,506
Treasury stock, shares (in shares)	10,583,462	807,690